Acquisitions and divestitures (Tables)	12 Months Ended
Dec. 31, 2020
Acquisitions and divestitures
Summary of results for the years and the cash flows of discontinued operations

Income statement

Year ended December 31,
2018
Discontinued operations
Net operating revenue	121
Cost of goods sold and services rendered	(120)
Operating expenses	(4)
Impairment of non-current assets	(124)
Operating loss	(127)
Financial Results, net	(5)
Loss before income taxes	(132)
Income taxes	40
Loss from discontinued operations	(92)
Loss attributable to noncontrolling interests	—
Loss attributable to Vale's stockholders	(92)

Statement of cash flow

Year ended December 31,
2018
Discontinued operations
Net cash used in operating activities	(37)
Net cash used in investing activities	(9)
Net cash used in discontinued operations	(46)

Ferrous Resources Limited
Acquisitions and divestitures
Summary of fair values of identifiable assets acquired and liabilities assumed as a result of the acquisition

August 2019
Acquired assets	706
Cash and cash equivalents	95
Accounts receivable	29
Inventories	10
Intangibles	5
Property, plant and equipment	427
Others	140
Assumed liabilities	(216)
Net identifiable assets acquired	490
Fair value adjustment on PP&E	52
Deferred tax liability	(17)
Total identifiable net assets at fair value	525

August 2019
Cash consideration transferred	525
(-) Balances acquired
Cash and cash equivalents	95
Net cash outflow	430

New Steel
Acquisitions and divestitures
Summary of fair values of identifiable assets acquired and liabilities assumed as a result of the acquisition

January 2019
Acquired assets	18
Intangibles (note 16)	1
Other assets	17
Net identifiable assets acquired	18
Fair value adjustment of intangible research and development asset (note 19)	723
Deferred tax liability	(245)
Total identifiable net assets at fair value	496